ORGANIZATION AND BASIS OF FINANCIAL STATEMENTS (DETAILS TEXTUAL)	12 Months Ended
Mar. 31, 2013
Entity Incorporation, Date Of Incorporation	Jul. 20, 1990
Entity Incorporation, State Country Name	British Virgin Islands
Subsidiary or Equity Method Investee, Nature of Operations	The Company and its subsidiaries (collectively referred as the "Group") are engaged in manufacturing and sale of metal, plastic and electronic parts and components.
Percentage Of Equity Ownership Held In Subsidiary Disposed	71.00%